Filed pursuant to 497(e) and 497(k)
File Nos. 002-80751 and 811-03618

BRIGHTHOUSE FUNDS TRUST II

SUPPLEMENT DATED OCTOBER 20, 2022

TO THE

SUMMARY PROSPECTUS DATED APRIL 29, 2022

PROSPECTUS DATED APRIL 29, 2022 AND

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2022, EACH AS SUPPLEMENTED

BLACKROCK CAPITAL APPRECIATION PORTFOLIO

Effective on or about April 1, 2023, it is expected that Lawrence Kemp will no longer serve as a portfolio manager of the BlackRock Capital Appreciation Portfolio (the “Portfolio”), a series of Brighthouse Funds Trust II. Effective immediately, the following changes are made to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Portfolio.

In the Portfolio Summary of the Summary Prospectus and the Prospectus, the following is added after the last sentence of the subsection entitled “Portfolio Managers” of the section entitled “Management”:

Effective on or about April 1, 2023, it is expected that Lawrence Kemp will no longer serve as a portfolio manager of the Portfolio.

In the Prospectus, the following is added after the last paragraph in the subsection entitled “The Subadviser” of the section entitled “Additional Information About Management”:

Effective on or about April 1, 2023, it is expected that Lawrence Kemp will no longer serve as a portfolio manager of the Portfolio.

In the Portfolio’s Other Accounts Managed table in Appendix C of the SAI, the following information with respect to Mr. Kemp is deleted in its entirety and the following information is added:

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Lawrence Kemp[1]	Registered Investment Companies	12	$39,240,000,000	0	N/A
BlackRock Capital Appreciation Portfolio	Other Pooled Investment Vehicles	3	$3,180,000,000	0	N/A
	Other Accounts	0	N/A	0	N/A

1	It is expected that Lawrence Kemp will no longer serve as a portfolio manager of the BlackRock Capital Appreciation Portfolio on or about April 1, 2023.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE SUMMARY PROSPECTUS, PROSPECTUS AND THE STATEMENT OF

ADDITIONAL INFORMATION FOR FUTURE REFERENCE